Accounts and Other Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
SPL trade receivable	$ 219	$ 185
Other accounts receivable	22	6
Total accounts and other receivables	$ 241	$ 191